LAND USE RIGHTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Land Use Rights [Abstract]
Land Use Rights [Table Text Block]
	September 30, 2014	December 31, 2013

Cost	$64,637,958	$65,192,615

Less: Accumulated amortization	(5,642,453)	(4,486,786)

Net carrying amount	$58,995,505	$60,705,829

	2013	2012

Cost	$65,192,615	$58,630,950

Less: Accumulated amortization	(4,486,786)	(2,897,704)

Net carrying amount	$60,705,829	$55,733,246

Schedule Of Land Use Rights [Table Text Block]
	Expiry date	Location	Amount
Balance @1.1.2013			$58,630,950
Additions:
2013	2023	Enping city, Guangdong Province, the P.R.C.	489,904
2013		Land improvement cost incurred	3,914,275
Exchange difference			2,157,486
Balance @12.31.2013			$65,192,615
Exchange difference			(554,657)
Balance @9.30.2014			$64,637,958

	Expiry date	Location	Amount
Balance @1.1.2012			$57,845,573
Additions:
2012	2051	Xining city, Qinghai Province, the P.R.C.	528,240
Exchange difference			257,137
Balance @12.31.2012			58,630,950
Additions:
2013	2023	Enping city, Guangdong Province, the P.R.C.	489,904
2013		Land improvement cost incurred	3,914,275
Exchange difference			2,157,486
Balance @12.31.2013			$65,192,615